Other current receivables (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Receivables

(EUR thousand)	As of March 31
Other current receivables	2023	2022
Input VAT	11,434	9,541
DCC receivables	10,327	7,763
Advances and deposits	3,903	3,482
Withholding taxes	3,064	2,247
Government grants	1,260	1,726
Derivative financial instruments	107	—
Others	1,274	1,075
Total	31,369	25,834